Document Entity Information Document Entity Information	6 Months Ended
Jun. 30, 2020
Document Information [Abstract]
Document Type	6-K
Entity File Number	001-39250
Entity Registrant Name	BROOKFIELD INFRASTRUCTURE CORPORATION
Entity Address, Address Line One	250 Vesey Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281